T. ROWE PRICE SMALL-MID CAP ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.1%
Iridium Communications	34,831	952
		952
Interactive Media & Services 0.4%
Reddit, Class A (1)	23,302	2,444
		2,444
Media 1.0%
Liberty Broadband, Class C (1)	24,234	2,061
News, Class B	15,516	472
Nexstar Media Group	14,687	2,632
Stagwell (1)	236,371	1,430
		6,595
Total Communication Services		9,991
CONSUMER DISCRETIONARY 12.3%
Automobile Components 0.6%
Autoliv	17,255	1,526
Phinia	57,192	2,427
		3,953
Broadline Retail 0.5%
Ollie's Bargain Outlet Holdings (1)	25,413	2,957
		2,957
Diversified Consumer Services 2.0%
Duolingo (1)	13,250	4,115
Frontdoor (1)	40,293	1,548
Perdoceo Education	63,070	1,588
Service International	32,204	2,583
Stride (1)	23,805	3,011
		12,845
Hotels, Restaurants & Leisure 3.5%
Aramark	51,671	1,784
Churchill Downs	13,331	1,481
Domino's Pizza	3,548	1,630
DraftKings (1)	80,632	2,678
Norwegian Cruise Line Holdings (1)	73,123	1,386
Planet Fitness, Class A (1)	43,504	4,203
Texas Roadhouse	19,616	3,268
Travel Leisure	61,678	2,855
Viking Holdings (1)	27,842	1,107

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Wingstop	10,307	2,325
		22,717
Household Durables 1.0%
NVR (1)	388	2,811
Toll Brothers	38,039	4,016
		6,827
Specialty Retail 3.0%
Bath & Body Works	110,063	3,337
Burlington Stores (1)	14,092	3,359
Carvana (1)	28,312	5,919
Dick's Sporting Goods	11,254	2,268
Floor & Decor Holdings, Class A (1)	22,704	1,827
RH (1)	2,315	543
Ulta Beauty (1)	6,971	2,555
		19,808
Textiles, Apparel & Luxury Goods 1.7%
Crocs (1)	10,602	1,126
On Holding, Class A (1)	29,568	1,298
Ralph Lauren	16,054	3,544
Tapestry	44,081	3,104
VF	138,062	2,143
		11,215
Total Consumer Discretionary		80,322
CONSUMER STAPLES 2.4%
Beverages 0.2%
Coca-Cola Consolidated	996	1,344
		1,344
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings (1)	24,837	2,834
Casey's General Stores	5,558	2,412
Performance Food Group (1)	39,799	3,129
US Foods Holding (1)	37,710	2,469
		10,844
Food Products 0.5%
Dole	101,551	1,468
Flowers Foods	102,803	1,954
		3,422
Total Consumer Staples		15,610
ENERGY 5.2%
Energy Equipment & Services 1.8%
Flowco Holdings, Class A (1)	15,921	408
TechnipFMC	334,122	10,588

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Tidewater (1)	19,788	837
		11,833
Oil, Gas & Consumable Fuels 3.4%
Expand Energy	47,484	5,286
HF Sinclair	50,540	1,662
Permian Resources	334,337	4,631
Range Resources	100,787	4,024
Scorpio Tankers	42,350	1,591
Viper Energy	111,822	5,049
		22,243
Total Energy		34,076
FINANCIALS 19.4%
Banks 6.4%
Amalgamated Financial	33,002	949
Columbia Banking System	94,782	2,364
East West Bancorp	15,553	1,396
Fifth Third Bancorp	58,475	2,292
First BanCorp / Puerto Rico	174,143	3,338
Hancock Whitney	24,473	1,284
Hanmi Financial	73,959	1,676
Huntington Bancshares	272,895	4,096
KeyCorp	90,476	1,447
Metropolitan Bank Holding (1)	9,790	548
OFG Bancorp	44,094	1,765
Popular	80,995	7,481
Webster Financial	121,907	6,284
Western Alliance Bancorp	86,549	6,650
		41,570
Capital Markets 2.7%
Cboe Global Markets	7,730	1,749
Lazard	47,068	2,038
LPL Financial Holdings	8,150	2,666
Main Street Capital	43,664	2,470
Morningstar	5,320	1,595
Open Lending (1)	121,643	336
Robinhood Markets, Class A (1)	59,361	2,471
StepStone Group, Class A	32,585	1,702
Tradeweb Markets, Class A	9,616	1,428
Virtus Investment Partners	8,409	1,449
		17,904
Consumer Finance 0.3%
OneMain Holdings	34,860	1,704
		1,704

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Financial Services 5.8%
Corebridge Financial	142,809	4,508
Corpay (1)	25,854	9,016
Equitable Holdings	88,313	4,600
Euronet Worldwide (1)	18,642	1,992
Mr Cooper Group (1)	36,436	4,358
Payoneer Global (1)	376,762	2,754
Remitly Global (1)	36,692	763
Toast, Class A (1)	50,485	1,675
Voya Financial	60,642	4,109
Western Union	369,065	3,905
		37,680
Insurance 3.3%
Axis Capital Holdings	55,935	5,607
Everest Re Group	7,088	2,575
Hanover Insurance Group	11,766	2,047
Kemper	26,299	1,758
RenaissanceRe Holdings	28,818	6,916
Skyward Specialty Insurance Group (1)	54,863	2,904
		21,807
Mortgage Real Estate Investment Trusts 0.9%
Annaly Capital Management, REIT	192,050	3,900
Rithm Capital, REIT	195,115	2,234
		6,134
Total Financials		126,799
HEALTH CARE 12.5%
Biotechnology 6.3%
ACADIA Pharmaceuticals (1)	51,647	858
Akero Therapeutics (1)	28,684	1,161
Alkermes (1)	52,507	1,734
Ascendis Pharma, ADR (1)	3,345	521
Avidity Biosciences (1)	53,598	1,582
BeiGene, ADR (1)	5,555	1,512
Biohaven (1)	22,439	539
Blueprint Medicines (1)	24,544	2,172
Celldex Therapeutics (1)	24,000	436
Crinetics Pharmaceuticals (1)	31,769	1,066
Denali Therapeutics (1)	32,578	443
Exact Sciences (1)	62,232	2,694
Ideaya Biosciences (1)	21,580	354
Insmed (1)	52,498	4,005
Ionis Pharmaceuticals (1)	20,587	621
Janux Therapeutics (1)	18,116	489
Kymera Therapeutics (1)	38,088	1,042

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Legend Biotech, ADR (1)	27,003	916
Madrigal Pharmaceuticals (1)	3,482	1,153
MoonLake Immunotherapeutics (1)	14,230	556
Natera (1)	38,729	5,477
Neurocrine Biosciences (1)	18,013	1,992
Nurix Therapeutics (1)	43,225	514
Praxis Precision Medicines (1)	12,174	461
Prothena (1)(2)	29,684	367
Replimune Group (1)	104,642	1,020
REVOLUTION Medicines (1)	38,110	1,348
Rocket Pharmaceuticals (1)	32,336	216
Sarepta Therapeutics (1)	9,255	591
Scholar Rock Holding (1)	46,639	1,499
Soleno Therapeutics (1)	8,038	574
SpringWorks Therapeutics (1)	14,288	631
Ultragenyx Pharmaceutical (1)	23,663	857
Vaxcyte (1)	21,147	799
Vera Therapeutics (1)	26,635	640
Xencor (1)	43,636	464
		41,304
Health Care Equipment & Supplies 0.6%
Globus Medical, Class A (1)	13,076	957
Penumbra (1)	6,414	1,715
Zimmer Biomet Holdings	10,776	1,220
		3,892
Health Care Providers & Services 3.8%
Concentra Group Holdings Parent	207,442	4,502
Encompass Health	49,618	5,025
Molina Healthcare (1)	8,180	2,694
Quest Diagnostics	9,671	1,636
Select Medical Holdings	276,327	4,615
Tenet Healthcare (1)	48,251	6,490
		24,962
Life Sciences Tools & Services 1.0%
Bio-Techne	24,895	1,459
Repligen (1)	16,439	2,092
Revvity	27,937	2,956
		6,507
Pharmaceuticals 0.8%
Prestige Consumer Healthcare (1)	16,790	1,443
Viatris	448,534	3,907
		5,350
Total Health Care		82,015

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 19.8%
Aerospace & Defense 3.0%
BWX Technologies	10,565	1,042
Curtiss-Wright	6,161	1,955
Hexcel	45,687	2,502
Howmet Aerospace	20,635	2,677
Karman Holdings (1)	56,824	1,899
Loar Holdings (1)	16,850	1,190
Standardaero (1)	103,663	2,761
Textron	75,150	5,430
		19,456
Building Products 1.0%
AZEK, Class A (1)	63,619	3,110
Owens Corning	12,037	1,719
Trex (1)	29,086	1,690
		6,519
Commercial Services & Supplies 0.6%
Brink's	27,464	2,366
Clean Harbors (1)	8,199	1,616
		3,982
Construction & Engineering 1.3%
AECOM	8,387	778
API Group (1)	123,239	4,407
EMCOR Group	5,992	2,215
WillScot Holdings	50,976	1,417
		8,817
Electrical Equipment 1.5%
Acuity	6,689	1,762
EnerSys	16,903	1,548
Hubbell	6,934	2,295
Sensata Technologies Holding	164,503	3,992
		9,597
Ground Transportation 0.5%
Saia (1)	9,000	3,145
		3,145
Machinery 6.6%
AGCO	65,906	6,101
Atmus Filtration Technologies	126,994	4,665
Blue Bird (1)	36,389	1,178
Esab	36,000	4,194
Fortive	26,653	1,950
Middleby (1)	34,251	5,206

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Mueller Water Products, Class A	167,523	4,258
RBC Bearings (1)	8,228	2,648
Stanley Black & Decker	93,084	7,156
Timken	35,851	2,577
Toro	45,764	3,329
		43,262
Marine Transportation 0.3%
Kirby (1)	16,349	1,651
		1,651
Passenger Airlines 0.2%
Southwest Airlines	43,146	1,449
		1,449
Professional Services 4.3%
Booz Allen Hamilton Holding	37,650	3,938
Clarivate (1)	198,204	779
First Advantage (1)	224,987	3,170
FTI Consulting (1)	8,650	1,419
Korn Ferry	38,991	2,645
Leidos Holdings	28,181	3,803
Paylocity Holding (1)	9,908	1,856
SS&C Technologies Holdings	64,110	5,355
Upwork (1)	222,477	2,903
Verra Mobility (1)	110,762	2,493
		28,361
Trading Companies & Distributors 0.5%
SiteOne Landscape Supply (1)	26,128	3,173
		3,173
Total Industrials & Business Services		129,412
INFORMATION TECHNOLOGY 14.2%
Communications Equipment 0.2%
Ciena (1)	21,903	1,323
		1,323
Electronic Equipment, Instruments & Components 3.0%
Belden	51,894	5,202
Celestica (1)	16,526	1,302
Fabrinet (1)	5,984	1,182
Jabil	24,714	3,363
Teledyne Technologies (1)	9,102	4,530
Zebra Technologies, Class A (1)	13,302	3,759
		19,338
IT Services 1.7%
Amdocs	25,346	2,319

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
ASGN (1)	21,524	1,356
Globant (1)	9,926	1,169
GoDaddy, Class A (1)	33,928	6,112
		10,956
Semiconductors & Semiconductor Equipment 2.8%
Entegris	46,652	4,081
Lattice Semiconductor (1)	59,800	3,136
MKS Instruments	70,766	5,672
Penguin Solutions (1)	53,828	935
Rambus (1)	82,251	4,259
		18,083
Software 6.5%
A10 Networks	134,745	2,202
Box (1)	53,578	1,654
Braze, Class A (1)	52,768	1,904
CCC Intelligent Solutions Holdings (1)	335,699	3,031
CommVault Systems (1)	6,858	1,082
CyberArk Software (1)	3,708	1,253
Descartes Systems Group (1)	55,106	5,556
DocuSign (1)	39,940	3,251
Dynatrace (1)	83,114	3,919
Gen Digital	166,594	4,421
Manhattan Associates (1)	5,640	976
Monday.com (1)	6,044	1,470
Nutanix, Class A (1)	76,387	5,333
PTC (1)	17,214	2,667
Samsara, Class A (1)	39,128	1,500
ServiceTitan, Class A (1)	2,873	273
Tyler Technologies (1)	3,973	2,310
		42,802
Total Information Technology		92,502
MATERIALS 4.2%
Chemicals 1.6%
CF Industries Holdings	43,818	3,424
Minerals Technologies	26,043	1,656
RPM International	45,281	5,238
		10,318
Containers & Packaging 0.8%
Avery Dennison	5,983	1,065
International Paper	76,687	4,091
		5,156
Metals & Mining 1.5%
Alamos Gold, Class A	68,866	1,841

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Reliance Steel & Aluminum	14,969	4,322
Steel Dynamics	30,801	3,853
		10,016
Paper & Forest Products 0.3%
Louisiana-Pacific	23,589	2,170
		2,170
Total Materials		27,660
REAL ESTATE 5.6%
Hotel & Resort REITs 0.4%
Apple Hospitality, REIT	124,784	1,611
Park Hotels & Resorts, REIT	98,893	1,056
		2,667
Industrial REITs 0.7%
Rexford Industrial Realty, REIT	118,576	4,642
		4,642
Office REITs 0.8%
Kilroy Realty, REIT	47,921	1,570
Vornado Realty Trust, REIT	104,626	3,870
		5,440
Residential REITs 0.9%
Equity LifeStyle Properties, REIT	25,778	1,719
Essex Property Trust, REIT	5,190	1,591
Sun Communities, REIT	20,110	2,587
		5,897
Retail REITs 0.9%
Brixmor Property Group, REIT	109,677	2,912
Regency Centers, REIT	35,886	2,647
Saul Centers, REIT	13,280	479
		6,038
Specialized REITs 1.9%
CubeSmart, REIT	78,265	3,343
EPR Properties, REIT	30,068	1,582
Lamar Advertising, Class A, REIT	42,119	4,792
Rayonier, REIT	81,979	2,286
		12,003
Total Real Estate		36,687
UTILITIES 2.6%
Electric Utilities 0.8%
Evergy	41,112	2,835
Portland General Electric	45,632	2,035
		4,870

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.3%
National Fuel Gas	25,474	2,017
		2,017
Independent Power & Renewable Electricity Producer 0.2%
Clearway Energy, Class C	47,225	1,430
		1,430
Multi-Utilities 1.3%
Ameren	35,604	3,575
NiSource	90,956	3,646
NorthWestern	23,602	1,366
		8,587
Total Utilities		16,904
Total Common Stocks (Cost $676,625)		651,978
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.29% (3)	1,858,717	1,859
Total Short-Term Investments (Cost $1,859)		1,859
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4)	131,301	131
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		131
Total Securities Lending Collateral (Cost $131)		131
Total Investments in Securities 100.0% of Net Assets (Cost $678,615)		$653,968
Other Assets Less Liabilities 0.0%		323
Net Assets 100.0%		$654,291

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 3/31/25
T. Rowe Price Government Reserve Fund	$737	¤	¤	$131
	Total			$131^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $131.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Small-Mid Cap ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE SMALL-MID CAP ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1075-054Q1
03/25